MERRILL LYNCH
                                                    LARGE CAP
                                                    VALUE FUND

                                                    Merrill Lynch
                                                    Large Cap Series Funds, Inc.

                               [GRAPHIC OMITTED]

                                           STRATEGIC
                                                    Performance

                                                    Semi-Annual Report
                                                    April 30, 2000

                       MERRILL LYNCH LARGE CAP VALUE FUND

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta C. Ramo, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President and
   Portfolio Manager
Linda J. Gardner, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

DEAR SHAREHOLDERS

We are pleased to provide you with this first semi-annual report for Merrill Lynch Large Cap Value Fund. In this and future shareholder reports, we will highlight the Fund's performance and describe recent investment activities. The Fund's investment objective is long-term capital growth. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States that we believe are undervalued.

Investment Environment

Since the beginning of the year, market volatility has increased dramatically and has become an additional cost in achieving investment returns. During volatile periods, investors can easily lose sight of basic trends. Opinions quickly shift from too much optimism to too much bearishness. A whipsaw effect develops that tends to leave most investors taking too many losses over too short a period of time. Based on the conditions that have caused this increase in volatility, we believe the likelihood of it continuing through the year is quite high. The gross overvaluation in about one-third of the market, coupled with undervaluation in broad sectors of the market, is contributing to this manic-depressive type of trading frenzy. However, even while the volatility causes considerable noise, basic market trends appear to be mixed, despite positive cash flow going into the market during the first four months of the year. This is not a particularly welcome investment sign.

Our economy continues to be strong. Retail sales are robust and income growth is healthy. More importantly, production schedules are in line with retail expansion so that inventory/ sales ratios are still well maintained. Market trends appear to have had little or no impact on consumption. Historically, stock market declines have not had great impact on consumption until the decline is significant and prolonged and followed by a recessionary environment. Inflation in the first quarter ran excessively high relative to past trends; when food and energy are included, the rate is alarming. The core rate of inflation ran at a little over 3%. The ripple effect from rising energy costs is being felt, and energy prices are holding up stubbornly. A robust economy may support this trend further and inflation will continue to expand. Many manufacturers have hedged commodity price increases this year; however, if there is no relief in commodity price trends next year, manufacturers could be forced to raise prices by 3%-5%. The Federal Reserve Board is obviously aware of this and recognizes that the best way to get commodity price and inflation expectations down is to slow the economy by continuing to raise interest rates. Unfortunately, it may require much higher interest rates than foreseen.

Undoubtedly, investors believe that the Federal Reserve Board intends to slow the economy and stop the inflationary pressures that are building, and that interest rates will continue to rise until that slowdown is apparent. Rising interest rates have historically been a negative to very high price/earnings issues. The economy remains strong and the cash flows generated help offset the negativism created by a tightening monetary policy. Clearly, the risks remain the same. Interest rates will continue to rise until an economic slowdown is clearly visible. Most importantly, we have to remember that the seasonal flows of funds going into the market are now receding and interest rate increases lie ahead. Basic trends are down and are likely to continue that way for a while.

Portfolio Matters

The Fund invests in a portfolio designed to outperform other large cap value portfolios using securities found in the unmanaged Russell 1000 Value Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Since inception (December 22, 1999) through April 30, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +8.50%, +8.20%, +8.20% and +8.40%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) This compares favorably to the +1.42% total return of the benchmark Russell 1000 Value Index. Our investment outperformance was largely attributable to superior stock selection and an overweighted position in technology, as well as security selection in capital goods, particularly Vishay Intertechnology, Inc. Specific securities contributing positively to performance included Advanced MicroDevices, Inc. and Vishay Intertechnology, Inc.

At this time, we are positioned for the continuation of a strong economy and rising short-term interest rates. Accordingly, we are overweighted in technology and energy stocks and underweighted in financials and consumer staples. (See page 19 for listings of the Fund's ten largest holdings and ten largest industries.) We currently maintain a lower-weighted median market capitalization than our benchmark and peer group and are extra sensitive to valuation levels of individual securities in the current environment.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Value Fund, and we look forward to reviewing our outlook and strategy with you in our annual report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

May 23, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                                 Since Inception
As of April 30, 2000                                              Total Return
================================================================================
ML Large Cap Value Fund Class A Shares                               +8.50%
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares                               +8.20
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares                               +8.20
--------------------------------------------------------------------------------
ML Large Cap Value Fund Class D Shares                               +8.40
================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 12/22/99.

Aggregate Total Return

                                                % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                                      +8.30%          +2.61%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                    % Return         % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                                      +8.00%            +4.00%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return         % Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                                      +8.00%            +7.00%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                % Return Without   % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                                      +8.30%          +2.61%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
VALUE FUND      As of April 30, 2000
====================================================================================================================================
Assets:         Investment in Master Large Cap Value Portfolio, at value (identified cost--$2,811,821)                 $ 3,001,689
                Prepaid registration fees and other assets ...........................................                      42,167
                                                                                                                       -----------
                Total assets .........................................................................                   3,043,856
                                                                                                                       -----------
====================================================================================================================================
Liabilities:    Payables:
                   Investment adviser ................................................................   $     4,854
                   Distributor .......................................................................           362         5,216
                                                                                                         -----------
                Accrued expenses and other liabilities ...............................................                      42,167
                                                                                                                       -----------
                Total liabilities ....................................................................                      47,383
                                                                                                                       -----------
====================================================================================================================================
Net Assets:     Net assets ...........................................................................                 $ 2,996,473
                                                                                                                       ===========
====================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........                 $    20,982
Consist of:     Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ........                       3,367
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........                       1,659
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ........                       1,625
                Paid-in capital in excess of par .....................................................                   2,797,699
                Accumulated investment loss--net .....................................................                      (2,864)
                Accumulated realized capital losses on investments from the Portfolio--net ...........                     (15,863)
                Unrealized appreciation on investments from the Portfolio--net .......................                     189,868
                                                                                                                       -----------
                Net assets ...........................................................................                 $ 2,996,473
                                                                                                                       ===========
====================================================================================================================================
Net Asset       Class A--Based on net assets of $2,276,636 and 209,821 shares outstanding ............                 $     10.85
Value:                                                                                                                 ===========
                Class B--Based on net assets of $364,142 and 33,670 shares outstanding ...............                 $     10.82
                                                                                                                       ===========
                Class C--Based on net assets of $179,448 and 16,592 shares outstanding ...............                 $     10.82
                                                                                                                       ===========
                Class D--Based on net assets of $176,247 and 16,253 shares outstanding ...............                 $     10.84
                                                                                                                       ===========
====================================================================================================================================

                See Notes to Financial Statements


                                     4 & 5

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
VALUE FUND         For the Period December 22, 1999+ to April 30, 2000
===========================================================================================================
Investment         Investment income allocated from the Portfolio ...............                $  11,289
Income (Loss):     Expenses allocated from the Portfolio ........................                  (12,727)
                                                                                                 ---------
                   Net investment loss from the Portfolio .......................                   (1,438)
                                                                                                 ---------
===========================================================================================================
Expenses:          Registration fees ............................................   $  39,319
                   Offering costs ...............................................      17,485
                   Printing and shareholder reports .............................       3,904
                   Professional fees ............................................       3,904
                   Accounting services ..........................................       1,034
                   Transfer agent fees--Class A .................................         679
                   Account maintenance and distribution fees--Class B ...........         666
                   Account maintenance and distribution fees--Class C ...........         468
                   Account maintenance fees--Class D ............................         116
                   Transfer agent fees--Class B .................................          78
                   Transfer agent fees--Class C .................................          57
                   Transfer agent fees--Class D .................................          53
                   Other ........................................................       1,384
                                                                                    ---------
                   Total expenses before reimbursement ..........................      69,147
                   Reimbursement of expenses ....................................     (67,721)
                                                                                    ---------
                   Total expenses after reimbursement ...........................                    1,426
                                                                                                 ---------
                   Investment loss--net .........................................                   (2,864)
                                                                                                 ---------
===========================================================================================================
Realized &         Realized loss on investments from the Portfolio--net .........                  (15,863)
Unrealized Gain    Unrealized appreciation on investments from the Portfolio--net                  189,868
(Loss) from the                                                                                  ---------
Portfolio--Net:    Net Increase in Net Assets Resulting from Operations .........                $ 171,141
                                                                                                 =========
===========================================================================================================

                 + Commencement of operations.

                   See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                    For the Period
LARGE CAP                                                                       Dec. 22, 1999+ to
VALUE FUND       Increase (Decrease) in Net Assets:                              April 30, 2000
==================================================================================================
Operations:      Investment loss--net .............................................   $    (2,864)
                 Realized loss on investments from the Portfolio--net .............       (15,863)
                 Unrealized appreciation on investments from the Portfolio--net ...       189,868
                                                                                      -----------
                 Net increase in net assets resulting from operations .............       171,141
                                                                                      -----------
==================================================================================================
Capital Share    Net increase in net assets derived from capital share transactions     2,325,332
Transactions:                                                                         -----------
==================================================================================================
Net Assets:      Total increase in net assets .....................................     2,496,473
                 Beginning of period ..............................................       500,000
                                                                                      -----------
                 End of period ....................................................   $ 2,996,473
                                                                                      ===========
==================================================================================================

               + Commencement of operations.

                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH       The following per share data and ratios
LARGE CAP           have been derived from information
VALUE FUND          provided in the financial statements.           For the Period Dec. 22, 1999+ to April 30, 2000
                                                               ---------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:     Class A         Class B         Class C         Class D
========================================================================================================================
Per Share           Net asset value, beginning of period ...   $   10.00       $   10.00       $   10.00       $   10.00
Operating                                                      ---------       ---------       ---------       ---------
Performance:        Investment loss--net ...................        (.01)           (.02)           (.03)           (.01)
                    Realized and unrealized gain on
                    investments from the Portfolio--net ....         .86             .84             .85             .85
                                                               ---------       ---------       ---------       ---------
                    Total from investment operations .......         .85             .82             .82             .84
                                                               ---------       ---------       ---------       ---------
                    Net asset value, end of period .........   $   10.85       $   10.82       $   10.82       $   10.84
                                                               =========       =========       =========       =========
========================================================================================================================
Total Investment    Based on net asset value per share .....        8.50%+++        8.20%+++        8.20%+++        8.40%+++
Return:**                                                      =========       =========       =========       =========
========================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ .......        1.49%*          2.52%*          2.54%*          1.78%*
Net Assets:                                                    =========       =========       =========       =========
                    Expenses++ .............................       10.42%*         12.31%*         12.89%*         12.14%*
                                                               =========       =========       =========       =========
                    Investment loss--net ...................        (.19%)*        (1.19%)*        (1.16%)*         (.40%)*
                                                               =========       =========       =========       =========
========================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $   2,277       $     364       $     179       $     176
Data:                                                          =========       =========       =========       =========
========================================================================================================================

            *     Annualized.
            **    Total investment returns exclude the effects of sales charges.
            +     Commencement of operations.
            ++    Includes the Fund's share of the Portfolio's allocated
                  expenses.
            +++   Aggregate total investment return.

                  See Notes to Financial Statements.


                                     6 & 7

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH LARGE CAP VALUE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on December 22, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 50,000 capital shares of the Fund on October 20, 1999 to Fund Asset Management, L.P. ("FAM") for $500,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Account     Distribution
                                                    Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B ............................................     .25%           .75%
Class C ............................................     .25%           .75%
Class D ............................................     .25%            --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period December 22, 1999 to April 30, 2000, FAM reimbursed the Fund for expenses of $67,721.

For the period December 22, 1999 to April 30, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                            MLFD          MLPF&S
--------------------------------------------------------------------------------
Class D ...............................................      $12           $250
--------------------------------------------------------------------------------

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period December 22, 1999 to April 30, 2000 were $3,017,682 and $188,703, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $2,325,332 for the period December 22, 1999 to April 30, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
December 22, 1999+ to April 30, 2000                      Shares       Amount
--------------------------------------------------------------------------------
Shares sold .........................................     197,326    $2,021,798
Shares redeemed .....................................          (5)          (50)
                                                          -------    ----------
Net increase ........................................     197,321    $2,021,748
                                                          =======    ==========
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
December 22, 1999+ to April 30, 2000                      Shares       Amount
--------------------------------------------------------------------------------
Shares sold .........................................      22,066     $230,250
Shares redeemed .....................................        (896)      (8,659)
                                                           ------     --------
Net increase ........................................      21,170     $221,591
                                                           ======     ========
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
December 22, 1999+ to April 30, 2000                      Shares       Amount
--------------------------------------------------------------------------------
Shares sold .........................................       4,105      $42,704
Shares redeemed .....................................         (13)        (143)
                                                            -----      -------
Net increase ........................................       4,092      $42,561
                                                            =====      =======
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
December 22, 1999+ to April 30, 2000                      Shares       Amount
--------------------------------------------------------------------------------
Shares sold .........................................       5,005      $52,240
Shares redeemed .....................................      (1,252)     (12,808)
                                                            -----      -------
Net increase ........................................       3,753      $39,432
                                                            =====      =======
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.


                                     8 & 9

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Master Large Cap Value Portfolio
-----------------------------------------------------------------------------------------------------
                       Shares                                                              Percent of
Industry                Held                     Common Stocks                    Value    Net Assets
=====================================================================================================
Aluminum                  500   Alcoa Inc.                                       $   32,437      0.9%
-----------------------------------------------------------------------------------------------------
Auto--Related           1,200  +AutoZone, Inc.                                       27,525      0.8
-----------------------------------------------------------------------------------------------------
Automobile Rental         900   The Hertz Corporation (Class A)                      28,069      0.8
& Leasing
-----------------------------------------------------------------------------------------------------
Banking                   500   Bank of America Corporation                          24,500      0.7
                        1,000   The Chase Manhattan Corporation                      72,063      2.0
                        1,500  +Golden State Bancorp Inc.                            23,062      0.7
                          400   J.P. Morgan & Co., Incorporated                      51,350      1.4
                                                                                 ----------    -----
                                                                                    170,975      4.8
-----------------------------------------------------------------------------------------------------
Capital Equipment         900   Cummins Engine Company, Inc.                         32,006      0.9
-----------------------------------------------------------------------------------------------------
Chemicals                 600  +FMC Corporation                                      34,912      1.0
                          900   Millennium Chemicals Inc.                            17,944      0.5
                                                                                 ----------    -----
                                                                                     52,856      1.5
-----------------------------------------------------------------------------------------------------
Communications            400   SBC Communications Inc.                              17,525      0.5
                          400   Scientific-Atlanta, Inc.                             26,025      0.7
                                                                                 ----------    -----
                                                                                     43,550      1.2
-----------------------------------------------------------------------------------------------------
Computer                  600   Computer Associates International, Inc.              33,488      0.9
Services/Software         400  +Computer Sciences Corporation                        32,625      0.9
                          500  +DST Systems, Inc.                                    37,094      1.1
                          200   International Business Machines Corporation          22,325      0.6
                          900  +Tech Data Corporation                                37,744      1.1
                                                                                 ----------    -----
                                                                                    163,276      4.6
-----------------------------------------------------------------------------------------------------
Computers & Peripherals   800  +Adaptec, Inc.                                        21,600      0.6
                          400  +Apple Computer, Inc.                                 49,625      1.4
                        1,400   Compaq Computer Corporation                          40,950      1.2
                                                                                 ----------    -----
                                                                                    112,175      3.2
-----------------------------------------------------------------------------------------------------
Consumer--Durables        600   Whirlpool Corporation                                39,075      1.1
-----------------------------------------------------------------------------------------------------
Consumer--Goods           700   Circuit City Stores--Circuit City Group              41,169      1.2
-----------------------------------------------------------------------------------------------------
Consumer--Products      2,600  +Cendant Corporation                                  40,138      1.1
& Services
-----------------------------------------------------------------------------------------------------
Electrical Equipment      400   AVX Corporation                                      38,975      1.1
-----------------------------------------------------------------------------------------------------
Electronic Components     500   Avnet, Inc.                                          39,312      1.1
                          700  +LSI Logic Corporation                                43,750      1.3
                          200  +SDL Inc.                                             39,000      1.1
                                                                                 ----------    -----
                                                                                    122,062      3.5
-----------------------------------------------------------------------------------------------------
Electronics               900  +Arrow Electronics, Inc.                              39,431      1.1
                          800  +SCI Systems, Inc.                                    42,600      1.2
                          500  +Vishay Intertechnology, Inc.                         41,938      1.2
                                                                                 ----------    -----
                                                                                    123,969      3.5
-----------------------------------------------------------------------------------------------------
Financial Services      1,000   A.G. Edwards, Inc.                                   37,625      1.1
                          800   The Bear Stearns Companies Inc.                      34,300      1.0
                        1,200   Citigroup Inc.                                       71,325      2.0
                          600   Donaldson, Lufkin & Jenrette, Inc.                   25,013      0.7
                        1,600   FleetBoston Financial Corporation                    56,700      1.6
                          500   Lehman Brothers Holdings, Inc.                       41,031      1.1
                        1,200   Morgan Stanley Dean Witter & Co.                     92,100      2.6
                                                                                 ----------    -----
                                                                                    358,094     10.1
-----------------------------------------------------------------------------------------------------
Food Distribution       1,600   SUPERVALU INC.                                       33,100      0.9
                        1,000   SYSCO Corporation                                    37,625      1.1
                                                                                 ----------    -----
                                                                                     70,725      2.0
-----------------------------------------------------------------------------------------------------
Foods                   1,700   ConAgra, Inc.                                        32,088      0.9
-----------------------------------------------------------------------------------------------------
HMO                       500  +Wellpoint Health Networks Inc.                       36,875      1.0
-----------------------------------------------------------------------------------------------------
Healthcare--            1,600   Columbia/HCA Healthcare Corporation                  45,500      1.3
Products & Services
-----------------------------------------------------------------------------------------------------
Hotels & Casinos        1,200   MGM Grand, Inc.                                      35,400      1.0
-----------------------------------------------------------------------------------------------------
Information Processing    900   First Data Corporation                               43,819      1.2
-----------------------------------------------------------------------------------------------------
Insurance               1,200   AXA Financial, Inc.                                  39,150      1.1
                          200   American International Group, Inc.                   21,937      0.6
                          500   CIGNA Corporation                                    39,875      1.1
                          700   The PMI Group, Inc.                                  33,906      1.0
                                                                                 ----------    -----
                                                                                    134,868      3.8
-----------------------------------------------------------------------------------------------------
Leisure                 1,400   Brunswick Corporation                                26,863      0.8
-----------------------------------------------------------------------------------------------------
Medical                   800  +Lincare Holdings Inc.                                24,400      0.7
                          700   Mallinckrodt Inc.                                    18,812      0.5
                          700  +PacifiCare Health Systems, Inc.                      36,006      1.0
                                                                                 ----------    -----
                                                                                     79,218      2.2
-----------------------------------------------------------------------------------------------------
Natural Gas--Pipelines  1,200   Kinder Morgan, Inc.                                  36,375      1.0
-----------------------------------------------------------------------------------------------------


                                    10 & 11

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Large Cap Value Portfolio (concluded)
-----------------------------------------------------------------------------------------------------
                       Shares                                                              Percent of
Industry                Held                     Common Stocks                    Value    Net Assets
=====================================================================================================
Office--Related           200   Avery Dennison Corporation                       $   13,125      0.4%
                          900   Pitney Bowes Inc.                                    36,788      1.0
                                                                                 ----------    -----
                                                                                     49,913      1.4
-----------------------------------------------------------------------------------------------------
Oil & Gas Producers     2,800  +Ocean Energy Inc.                                    36,225      1.0
                        1,200   Tosco Corporation                                    38,475      1.1
                                                                                 ----------    -----
                                                                                     74,700      2.1
-----------------------------------------------------------------------------------------------------
Oil--Integrated           600   Amerada Hess Corporation                             38,175      1.1
                          900   Phillips Petroleum Company                           42,694      1.2
                        1,100   Texaco Inc.                                          54,450      1.5
                                                                                 ----------    -----
                                                                                    135,319      3.8
-----------------------------------------------------------------------------------------------------
Oil--International      1,500   Exxon Mobil Corporation                             116,531      3.3
-----------------------------------------------------------------------------------------------------
Oil Services              600   Kerr-McGee Corporation                               31,050      0.9
                        1,400   USX-Marathon Group                                   32,638      0.9
                                                                                 ----------    -----
                                                                                     63,688      1.8
-----------------------------------------------------------------------------------------------------
Paper & Forest Products 1,000   Boise Cascade Corporation                            32,563      0.9
                        1,200   International Paper Company                          44,100      1.3
                        1,000   Westvaco Corporation                                 30,875      0.9
                                                                                 ----------    -----
                                                                                    107,538      3.1
-----------------------------------------------------------------------------------------------------
Petroleum               1,900   Occidental Petroleum Corporation                     40,731      1.1
                        1,400   Ultramar Diamond Shamrock Corporation                34,650      1.0
                                                                                 ----------    -----
                                                                                     75,381      2.1
-----------------------------------------------------------------------------------------------------
Pharmaceuticals         1,100  +IVAX Corporation                                     30,112      0.8
                          600   Merck & Co., Inc.                                    41,700      1.2
                                                                                 ----------    -----
                                                                                     71,812      2.0
-----------------------------------------------------------------------------------------------------
Publishing                200   Gannett Co., Inc.                                    12,775      0.4
                          700   McClatchy Newspapers (Class A)                       22,181      0.6
                                                                                 ----------    -----
                                                                                     34,956      1.0
-----------------------------------------------------------------------------------------------------
Restaurants             1,200  +Brinker International, Inc.                          38,250      1.1
                        1,800   Darden Restaurants, Inc.                             33,188      0.9
                                                                                 ----------    -----
                                                                                     71,438      2.0
-----------------------------------------------------------------------------------------------------
Retail                  1,000  +Barnes & Noble, Inc.                                 18,500      0.5
                          700  +Federated Department Stores, Inc.                    23,800      0.7
                        4,300  +Kmart Corporation                                    34,937      1.0
                          700   Liz Claiborne, Inc.                                  32,419      0.9
                        1,300  +The Neiman Marcus Group, Inc. (Class A)              33,475      1.0
                          200  +Payless ShoeSource, Inc.                             11,025      0.3
                          900   Ross Stores, Inc.                                    18,675      0.5
                        1,200   Sears, Roebuck & Co.                                 43,950      1.3
                          300   Target Corporation                                   19,969      0.6
                          800  +Zale Corporation                                     33,000      0.9
                                                                                 ----------    -----
                                                                                    269,750      7.7
-----------------------------------------------------------------------------------------------------
Semiconductor             600  +KLA-Tencor Corporation                               44,925      1.3
Production Equipment      300  +Teradyne, Inc.                                       33,000      0.9
                                                                                 ----------    -----
                                                                                     77,925      2.2
-----------------------------------------------------------------------------------------------------
Semiconductors            600   Motorola, Inc.                                       71,437      2.0
                          500  +National Semiconductor Corporation                   30,375      0.9
                                                                                 ----------    -----
                                                                                    101,812      2.9
-----------------------------------------------------------------------------------------------------
Software                  600  +Advanced Micro Devices, Inc.                         52,650      1.5
                          300  +Atmel Corporation                                    14,681      0.4
                                                                                 ----------    -----
                                                                                     67,331      1.9
-----------------------------------------------------------------------------------------------------
Technology                500  +Novellus Systems, Inc.                               33,344      1.0
-----------------------------------------------------------------------------------------------------
Tobacco                 1,500   UST Inc.                                             22,500      0.6
-----------------------------------------------------------------------------------------------------
Utilities--
Communication             800   AT&T Corp.                                           37,350      1.1
                        1,800   BellSouth Corporation                                87,637      2.5
                                                                                 ----------    -----
                                                                                    124,987      3.6
-----------------------------------------------------------------------------------------------------
Utilities--Electric     1,400   FirstEnergy Corp.                                    35,612      1.0
=====================================================================================================
                                Total Common Stocks (Cost--$3,266,818)            3,502,619     99.0
=====================================================================================================
Total Investments (Cost--$3,266,818)                                              3,502,619     99.0

Other Assets Less Liabilities                                                        34,678      1.0
                                                                                 ----------    -----
Net Assets                                                                       $3,537,297    100.0%
                                                                                 ==========    =====
=====================================================================================================

+     Non-income producing security.

      See Notes to Financial Statements.



                                    12 & 13

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
VALUE PORTFOLIO   As of April 30, 2000
==================================================================================================
Assets:           Investments, at value (identified cost--$3,266,818)                  $3,502,619
                  Cash ................................................                    27,089
                  Receivables:
                    Securities sold ...................................   $   67,801
                    Contributions .....................................       32,524
                    Investment adviser ................................       11,697
                    Dividends .........................................        2,408      114,430
                                                                          ----------
                  Prepaid expenses and other assets ...................                     1,111
                                                                                       ----------
                  Total assets ........................................                 3,645,249
                                                                                       ----------
==================================================================================================
Liabilities:      Payables:
                    Securities purchased ..............................       89,079
                    Withdrawals .......................................           51       89,130
                                                                          ----------
                  Accrued expenses and other liabilities ..............                    18,822
                                                                                       ----------
                  Total liabilities ...................................                   107,952
                                                                                       ----------
==================================================================================================
Net Assets:       Net assets ..........................................                $3,537,297
                                                                                       ==========
==================================================================================================
Net Assets        Partners' capital ...................................                $3,301,496
Consist of:       Unrealized appreciation on investments--net .........                   235,801
                                                                                       ----------
                  Net assets ..........................................                $3,537,297
                                                                                       ==========
==================================================================================================

                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER LARGE CAP
VALUE PORTFOLIO          For the Period December 22, 1999+ to April 30, 2000
=======================================================================================================
Investment               Dividends ..........................................                $  13,036
Income:                  Interest and discount earned .......................                      666
                                                                                             ---------
                         Total income .......................................                   13,702
                                                                                             ---------
=======================================================================================================
Expenses:                Investment advisory fees ...........................   $   7,753
                         Trustees' fees and expenses ........................       7,270
                         Accounting services ................................       4,038
                         Professional fees ..................................       3,129
                         Custodian fees .....................................       2,223
                         Offering costs .....................................       2,173
                         Pricing fees .......................................       1,174
                         Other ..............................................       1,369
                                                                                ---------
                         Total expenses before reimbursement ................      29,129
                         Reimbursement of expenses ..........................     (13,623)
                                                                                ---------
                         Total expenses after reimbursement .................                   15,506
                                                                                             ---------
                         Investment loss--net ...............................                   (1,804)
                                                                                             ---------
=======================================================================================================
Realized &               Realized loss on investments--net ..................                  (19,535)
Unrealized Gain (Loss)   Unrealized appreciation on investments--net ........                  235,801
On Investments--Net:                                                                         ---------
                         Net Increase in Net Assets Resulting from Operations                $ 214,462
                                                                                             =========
=======================================================================================================

                       + Commencement of operations.

                         See Notes to Financial Statements.


                                    14 & 15

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                              For the Period
MASTER LARGE CAP                                                             Dec. 22, 1999+ to
VALUE PORTFOLIO    Increase (Decrease) in Net Assets:                         April 30, 2000
===============================================================================================
Operations:        Investment loss--net ........................................   $    (1,804)
                   Realized loss on investments--net ...........................       (19,535)
                   Unrealized appreciation on investments--net .................       235,801
                                                                                   -----------
                   Net increase in net assets resulting from operations ........       214,462
                                                                                   -----------
===============================================================================================
Net Capital        Increase in net assets derived from net capital contributions     2,322,835
Contributions:                                                                     -----------
===============================================================================================
Net Assets:        Total increase in net assets ................................     2,537,297
                   Beginning of period .........................................     1,000,000
                                                                                   -----------
                   End of period ...............................................   $ 3,537,297
                                                                                   ===========
===============================================================================================

                 + Commencement of operations.

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                            For the Period
MASTER LARGE CAP   The following ratios have been derived from             Dec. 22, 1999+ to
VALUE PORTFOLIO    information provided in the financial statements.        April 30, 2000
============================================================================================
Ratios to Average  Expenses, net of reimbursement ...........................           1.50%*
Net Assets:                                                                        =========
                   Expenses .................................................           2.81%*
                                                                                   =========
                   Investment loss--net .....................................           (.17%)*
                                                                                   =========
============================================================================================
Supplemental       Net assets, end of period (in thousands) .................      $   3,537
Data:                                                                              =========
                   Portfolio turnover .......................................          77.26%
                                                                                   =========
============================================================================================

                 * Annualized.
                 + Commencement of operations.

                   See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP VALUE FUND

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio


                                    16 & 17

                              Merrill Lynch Large Cap Value Fund, April 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP VALUE FUND

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. For the period December 22, 1999 to April 30, 2000, FAM earned fees of $7,753, all of which was voluntarily waived. In addition, FAM also reimbursed the Portfolio $5,870 in additional expenses.

Accounting services are provided to the Portfolio by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period December 22, 1999 to April 30, 2000 were $5,428,399 and $2,142,046, respectively.

Net realized losses for the period December 22, 1999 to April 30, 2000 and net unrealized gains as of April 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                         Realized     Unrealized
                                                          Losses         Gains
--------------------------------------------------------------------------------
Long-term investments .............................     $  (19,535)   $  235,801
                                                        ----------    ----------
Total .............................................     $  (19,535)   $  235,801
                                                        ==========    ==========
--------------------------------------------------------------------------------

As of April 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $235,801, of which $413,762 related to appreciated securities and $177,961 related to depreciated securities. At April 30, 2000, the aggregate cost of investments for Federal income tax purposes was $3,266,818.

PORTFOLIO INFORMATION

As of April 30, 2000
================================================================================
                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

Exxon Mobil Corporation ............................................      3.3%
Morgan Stanley Dean Witter & Co. ...................................      2.6
BellSouth Corporation ..............................................      2.5
The Chase Manhattan Corporation ....................................      2.0
Motorola, Inc. .....................................................      2.0
Citigroup Inc. .....................................................      2.0
FleetBoston Financial Corporation ..................................      1.6
Texaco Inc. ........................................................      1.5
Advanced Micro Devices, Inc. .......................................      1.5
J.P. Morgan & Co., Incorporated ....................................      1.4

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Financial Services .................................................     10.1%
Retail .............................................................      7.7
Banking ............................................................      4.8
Computer Services/Software .........................................      4.6
Oil--Integrated ....................................................      3.8
Insurance ..........................................................      3.8
Utilities--Communication ...........................................      3.6
Electronics ........................................................      3.5
Electronic Components ..............................................      3.5
Oil--International .................................................      3.3


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          CAPVAL--4/00

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